Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Central Index Key	0000797920
Amendment Flag	false
Document Creation Date	Mar. 27, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Apr. 01, 2014
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class A
Risk/Return:
Trading Symbol	PSNYX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class C
Risk/Return:
Trading Symbol	PNYCX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class I
Risk/Return:
Trading Symbol	DNYIX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class Y
Risk/Return:
Trading Symbol	DNYYX